Property and Equipment, Net - Schedule of Property and Equipment (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net	$ 80,294	$ 78,043
Successor [Member]
Property and equipment, gross		83,575
Less: Accumulated depreciation and amortization		(5,532)
Property and equipment, net		78,043
Successor [Member] | Land [Member]
Property and equipment, gross		15,555
Successor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross		55,761
Successor [Member] | Furniture and Equipment [Member]
Property and equipment, gross		5,044
Successor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross		4,856
Successor [Member] | Construction in Progress [Member]
Property and equipment, gross		$ 2,359
Predecessor [Member]
Property and equipment, gross			$ 71,017
Less: Accumulated depreciation and amortization			(25,348)
Property and equipment, net			45,669
Predecessor [Member] | Land [Member]
Property and equipment, gross			10,366
Predecessor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross			41,890
Predecessor [Member] | Furniture and Equipment [Member]
Property and equipment, gross			14,753
Predecessor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross			3,612
Predecessor [Member] | Construction in Progress [Member]
Property and equipment, gross			$ 396